Statements of cash flows - Summary of Adjustments from Financing Activities (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2024		Dec. 31, 2023		Dec. 31, 2022
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	₩ 72,588,594		₩ 72,974,634		₩ 69,779,443
Changes in liabilities arising from financing activities [abstract]
Cash flow	2,326,640		(1,055,829)		2,209,783
Not involving cash inflows and outflows
Foreign Exchange	2,998,380		274,590		1,063,424
Variation of gains on valuation of hedged items	39,102		63,615		(257,910)
Business Combination	0		4
Others	925,134	[1]	331,580	[2]	179,894	[3]
Ending balance	78,877,850		72,588,594		72,974,634
Borrowings
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	30,986,746		28,429,603		24,755,459
Changes in liabilities arising from financing activities [abstract]
Cash flow	(3,011,120)		2,332,376		2,881,675
Not involving cash inflows and outflows
Foreign Exchange	2,113,979		191,250		760,918
Variation of gains on valuation of hedged items	0		0		0
Business Combination	0		0
Others	27,426	[1]	33,517	[2]	31,551	[3]
Ending balance	30,117,031		30,986,746		28,429,603
Debentures
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	41,239,245		44,198,486		44,653,864
Changes in liabilities arising from financing activities [abstract]
Cash flow	5,594,220		(3,227,650)		(484,874)
Not involving cash inflows and outflows
Foreign Exchange	870,846		82,210		297,861
Variation of gains on valuation of hedged items	39,102		63,615		(257,910)
Business Combination	0		0
Others	463,690	[1]	122,584	[2]	(10,455)	[3]
Ending balance	48,207,103		41,239,245		44,198,486
Lease liabilities
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	334,456		319,161		343,213
Changes in liabilities arising from financing activities [abstract]
Cash flow	(238,770)		(160,673)		(187,531)
Not involving cash inflows and outflows
Foreign Exchange	13,555		1,130		4,645
Variation of gains on valuation of hedged items	0		0		0
Business Combination	0		0
Others	417,849	[1]	174,838	[2]	158,834	[3]
Ending balance	527,090		334,456		319,161
Other Liabilities
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	28,147		27,384		26,907
Changes in liabilities arising from financing activities [abstract]
Cash flow	(17,690)		118		513
Not involving cash inflows and outflows
Foreign Exchange	0		0		0
Variation of gains on valuation of hedged items	0		0		0
Business Combination	0		4
Others	16,169	[1]	641	[2]	(36)	[3]
Ending balance	₩ 26,626		₩ 28,147		₩ 27,384

[1]	The change in lease liabilities due to the new contract includes 366,340 million Won.
[2]	The change in lease liabilities due to the new contract includes 210,810 million Won.
[3]	The change in lease liabilities due to the new contract includes 235,215 million Won.